Note 2 - Significant Accounting Policies and Methods of Application (Details) - Other Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Component of Operating Income [Abstract]
AFUDC - equity	$ 13	$ 6	$ 4
Equity investment income	3	13	1
Other, net	1	5	2
Total other income	$ 17	$ 24	$ 7